CONCENTRATIONS - Insurance carriers (Details)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Supplier Concentration Risk
Concentration Risk
Concentration of risk	0.00%	0.00%	0.00%
Revenue | Customer concentration | A
Concentration Risk
Concentration of risk	52.00%
Concentration of risk		0.00%	0.00%
Revenue | Customer concentration | B
Concentration Risk
Concentration of risk	14.00%
Concentration of risk		0.00%	0.00%
Revenue | Customer concentration | C
Concentration Risk
Concentration of risk	13.00%
Concentration of risk		0.00%	0.00%
Revenue | Customer concentration | D
Concentration Risk
Concentration of risk		32.00%
Concentration of risk	0.00%		0.00%
Revenue | Customer concentration | E
Concentration Risk
Concentration of risk		28.00%
Concentration of risk	0.00%		0.00%
Revenue | Customer concentration | F
Concentration Risk
Concentration of risk		10.00%
Concentration of risk	0.00%		0.00%
Revenue | Customer concentration | G
Concentration Risk
Concentration of risk			21.00%
Concentration of risk	0.00%	0.00%
Revenue | Customer concentration | H
Concentration Risk
Concentration of risk			13.00%
Concentration of risk	0.00%	0.00%
Accounts Receivable | Customer concentration
Concentration Risk
Number of insurance carriers	3	2
Concentration of risk	99.90%	89.40%